UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     April 12, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $342,466 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN REPROGRAPHICS CO      COM              029263100     5511   334426 SH       SOLE                    46800        0   287626
AUDIOVOX CORP                  CL A             050757103     3457   282169 SH       SOLE                    39100        0   243069
BALDWIN & LYONS INC            CL B             057755209     5953   216775 SH       SOLE                    29900        0   186875
BASSETT FURNITURE IND INC      COM              070203104     5454   583900 SH       SOLE                    78100        0   505800
BEL FUSE INC                   CL A             077347201     5740   196100 SH       SOLE                    27000        0   169100
BROWN & BROWN INC              COM              115236101     6493   276300 SH       SOLE                    38100        0   238200
CSG SYS INTL INC               COM              126349109     5489   372900 SH       SOLE                    51600        0   321300
CAL DIVE INTL INC DEL          COM              12802T101     9766   737625 SH       SOLE                   102100        0   635525
CARBO CERAMICS INC             COM              140781105     5889   158300 SH       SOLE                    21900        0   136400
CARLISLE COS INC               COM              142339100     5766   155700 SH       SOLE                    21600        0   134100
CHARLES RIV LABS INTL INC      COM              159864107     7771   118100 SH       SOLE                    16300        0   101800
CHEMED CORP NEW                COM              16359R103     8935   159900 SH       SOLE                    22000        0   137900
CORPORATE EXECUTIVE BRD CO     COM              21988R102     5577    92800 SH       SOLE                    12800        0    80000
DESCARTES SYS GROUP INC        COM              249906108    14868  3531500 SH       SOLE                   701200        0  2830300
DOLLAR TREE INC                COM              256747106     5653   218100 SH       SOLE                    30100        0   188000
ETHAN ALLEN INTERIORS INC      COM              297602104     5469   191900 SH       SOLE                    26400        0   165500
FORWARD AIR CORP               COM              349853101     7911   253800 SH       SOLE                    35000        0   218800
GILDAN ACTIVEWEAR INC          COM              375916103    14398   347500 SH       SOLE                    91800        0   255700
GLADSTONE INVT CORP            COM              376546107     5563   567100 SH       SOLE                    79100        0   488000
HEWITT ASSOCS INC              COM              42822Q100     8443   220500 SH       SOLE                    30400        0   190100
HOME DIAGNOSTICS INC DEL       COM              437080104     6480   793100 SH       SOLE                   109000        0   684100
HOUSEVALUES INC                COM              44183Y102     2890   932182 SH       SOLE                   131200        0   800982
INTERACTIVE DATA CORP          COM              45840J107    13330   403820 SH       SOLE                    55700        0   348120
INTERNATIONAL SPEEDWAY CORP    COM              460335201    11753   285400 SH       SOLE                    40000        0   245400
JACKSON HEWITT TAX SVCS INC    COM              468202106    11347   357400 SH       SOLE                    49400        0   308000
KINETIC CONCEPTS INC           COM NEW          49460W208     6304   117700 SH       SOLE                    16100        0   101600
LHC GROUP INC                  COM              50187A107    12960   518833 SH       SOLE                    71400        0   447433
POOL CORPORATION               COM              73278L105     7027   354353 SH       SOLE                    49600        0   304753
QLOGIC CORP                    COM              747277101     8432   593800 SH       SOLE                    82000        0   511800
RADIATION THERAPY SVCS INC     COM              750323206     7888   255200 SH       SOLE                    35200        0   220000
RITCHIE BROS AUCTIONEERS       COM              767744105     6926    83740 SH       SOLE                    18240        0    65500
SAGA COMMUNICATIONS INC        COM NEW          786598300     5258   892673 SH       SOLE                   123975        0   768698
SELECT COMFORT CORP            COM              81616X103     3825   545673 SH       SOLE                    75240        0   470433
SONIC SOLUTIONS                COM              835460106     7207   693667 SH       SOLE                    93600        0   600067
SOTHEBYS                       COM              835898107     7439   195250 SH       SOLE                    27000        0   168250
STANTEC INC                    COM              85472N109    22415   569500 SH       SOLE                   116100        0   453400
TEMPUR PEDIC INTL INC          COM              88023U101     5171   199100 SH       SOLE                    27500        0   171600
USA MOBILITY INC               COM              90341G103     5447   380910 SH       SOLE                    54160        0   326750
UNIVERSAL HLTH SVCS INC        COM              913903100     9479   185144 SH       SOLE                    25614        0   159530
UNIVERSAL TECHNICAL INST INC   COM              913915104     3133   184300 SH       SOLE                    25500        0   158800
VALUEVISION MEDIA INC          COM              92047K107     7726  1228300 SH       SOLE                   163100        0  1065200
VITRAN CORPORATION             COM              92850E107     5945   409650 SH       SOLE                    84100        0   325550
WATSCO INC                     COM              942622200     7396   201200 SH       SOLE                    28000        0   173200
WILEY JOHN & SONS INC          COM              968223206     6139   143297 SH       SOLE                    20000        0   123297
WORLD WRESTLING ENTMT INC      COM              98156Q108     6443   436500 SH       SOLE                    60200        0   376300